FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 17) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial liabilities	R$ (17,842,436)	R$ (19,754,027)
Financial liabilities, at fair value	(24,502,316)	(27,142,392)
Financial Liabilities At Fair Value One	R$ (15,913,626)	(20,039,107)
B R Fbonds B R F S A B R F S B Z 4 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2024
Financial liabilities	R$ (1,525,727)	(1,653,847)
Financial liabilities, at fair value	R$ (1,513,221)	(1,726,951)
B R Fbonds B R F S A B R F S B Z 3 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2023
Financial liabilities	R$ (1,185,479)	(1,303,821)
Financial liabilities, at fair value	R$ (1,209,990)	(1,337,246)
B R Fbonds B R F S A B R F S B Z 478 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2030
Financial liabilities	R$ (3,119,390)	(3,914,280)
Financial liabilities, at fair value	R$ (2,602,599)	(3,993,593)
B R Fbonds B R F S A B R F S B Z 534 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2050
Financial liabilities	R$ (3,463,081)	(4,423,083)
Financial liabilities, at fair value	R$ (2,503,033)	(4,521,103)
B R Fbonds B R F S A B R F S B Z 5 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2022
Financial liabilities		(396,802)
Financial liabilities, at fair value		(409,454)
B R Fbonds B R F S A B R F S B Z 2 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2022
Financial liabilities		(1,072,454)
Financial liabilities, at fair value		(1,076,964)
Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2032
Financial liabilities	R$ (2,571,080)	(823,946)
Financial liabilities, at fair value	R$ (2,521,309)	(821,444)
Debentures One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2030
Financial liabilities	R$ (2,355,427)	(2,351,363)
Financial liabilities, at fair value	R$ (2,319,296)	(2,382,298)
Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2031
Financial liabilities	R$ (1,013,639)	(1,034,706)
Financial liabilities, at fair value	R$ (877,103)	(915,353)
B R F Gmb Hbonds B R F S A B R F S B Z 4 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2026
Financial liabilities	R$ (2,608,613)	(2,779,725)
Financial liabilities, at fair value	R$ (2,367,075)	R$ (2,854,701)